SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 97.6%
China — 90.2%
18,816	Alibaba Group Holding Ltd.	$199,136
3,700	Asymchem Laboratories Tianjin Co. Ltd., Class A	38,577
2,000	BYD Co. Ltd., Class H	68,026
125,476	China Construction Bank Corp., Class H	103,954
5,200	China CSSC Holdings Ltd., Class A	25,610
18,000	China Hongqiao Group Ltd.	27,014
7,000	China Life Insurance Co. Ltd., Class H	13,101
2,700	China Life Insurance Co. Ltd., Class A	15,507
34,185	China Mengniu Dairy Co. Ltd.	76,476
10,577	China Merchants Bank Co. Ltd., Class H	53,989
34,000	China Oilfield Services Ltd., Class H	30,686
9,000	China Railway Group Ltd., Class H	4,560
7,197	China Resources Land Ltd.	20,661
5,800	Contemporary Amperex Technology Co. Ltd., Class A	211,414
2,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,597
42,000	CSPC Pharmaceutical Group Ltd.	25,603
7,100	Flat Glass Group Co. Ltd., Class A	19,158
12,374	Fuyao Glass Industry Group Co. Ltd., Series H(a)	88,856
9,600	Hexing Electrical Co. Ltd., Class A	48,633
10,918	Hygeia Healthcare Holdings Co. Ltd.(a),*	19,830
80,383	Industrial & Commercial Bank of China Ltd., Class H	53,590
954	Innovent Biologics, Inc.(a),*	4,463
900	JD.com, Inc., ADR	31,203
4,150	JD.com, Inc., Class A	72,057
32,178	Jiangsu Zhongtian Technology Co. Ltd., Class A	63,089
48,117	Jinan Shengquan Group Share Holding Co. Ltd., Class A	155,440
500	JOYY, Inc., ADR*	20,925
5,185	Kanzhun Ltd., ADR*	71,553
2,151	KE Holdings, Inc., ADR	39,621
50	Kweichow Moutai Co. Ltd., Class A	10,440
4,000	Luxshare Precision Industry Co. Ltd., Class A	22,316
16,561	Meituan, Class B(a),*	322,002
11,336	Midea Group Co. Ltd.*	109,096
11,700	Muyuan Foods Co. Ltd., Class A	61,619
1,340	NetEase, Inc.	23,852
19,176	New Horizon Health Ltd.(a),(b),(c),*	0
705	New Oriental Education & Technology Group, Inc.	4,497
2,000	New Oriental Education & Technology Group, Inc., ADR	128,360
24,600	Ningbo Orient Wires & Cables Co. Ltd., Class A	177,083
1,563	PDD Holdings, Inc. , ADR*	151,595
33,612	Ping An Insurance Group Co. of China Ltd., Series H	197,281
29,650	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	57,057
3,030	Shanghai Fudan Microelectronics Group Co. Ltd., Class A	15,924
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	12,230
4,976	Shenzhen SEICHI Technologies Co. Ltd., Class A	49,649
533	Shenzhou International Group Holdings Ltd.	4,204

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
4,700	Sieyuan Electric Co. Ltd., Class A	$46,804
13,349	Sunresin New Materials Co. Ltd., Class A	87,515
11,280	TAL Education Group, ADR*	113,026
8,286	Tencent Holdings Ltd.	442,247
1,922	Trip.com Group Ltd.*	132,273
6,051	WuXi AppTec Co. Ltd., Class H(a)	43,665
10,000	Xiaomi Corp., Class B(a),*	43,858
12,100	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	38,946
2,500	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	10,466
200	Zhongji Innolight Co. Ltd., Class A	3,355
47,704	Zijin Mining Group Co. Ltd., Class H	86,095
600	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	438
		4,000,222
Hong Kong — 2.1%
1,074	Futu Holdings Ltd., ADR	85,909
500	Techtronic Industries Co. Ltd.	6,573
		92,482
Japan — 0.4%
988	PeptiDream, Inc.*	16,399

Korea — 0.9%
348	SK Hynix, Inc.	39,877

South Africa — 3.9%
776	Naspers Ltd., Class N	171,851

Taiwan — 0.1%
64	Voltronic Power Technology Corp.	3,623

Total Common Stocks		4,324,454
(Cost $4,082,476)
Total Investments		$4,324,454
(Cost $4,082,476) — 97.6%
Other assets in excess of liabilities — 2.4%		108,246
NET ASSETS — 100.0%		$4,432,700

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund  (cont.)

December 31, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
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